Income Taxes - Components of Income from Continuing Operations before Income Taxes (Details) - USD ($) $ in Thousands	11 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2019	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S.	$ 284,177		$ 495,566	$ 535,955
Non-U.S.	11,923		(16,958)	70,547
Income from continuing operations before income taxes	$ 296,100	$ 618,110	$ 478,608	$ 606,502